Property and Equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Computer and office equipment	$ 36,194	$ 27,307
Less accumulated depreciation	(28,801)	(18,804)
Computer and office equipment, net	$ 7,393	$ 8,503